UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Balanced Fund

[photo – rows of trees]

Semi-annual report for the six months ended June 30, 2008

American Balanced Fund® seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–13.10%	5.20%	6.08%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.60%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 2.79% (2.76% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 2.86%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28.

The return of principal for the bond holdings in American Balanced Fund is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings.

[photo – rows of trees]

Fellow shareholders:

The first half of 2008 represented as difficult a period in the equity markets as we have seen in some time. Fixed-income investments generally held their value, but produced little in the way of absolute return.

In this environment, American Balanced Fund had a negative total return of 8.5% for the six-month period ended June 30, exceeding the 6.3% negative total return of the Lipper Balanced Funds Index. Stocks, as measured by Standard & Poor’s 500 Composite Index, had a negative total return of 11.9%. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, provided a positive total return of 1.1%. The latter two indexes are unmanaged.

Two major developments dominated the first half of 2008. The first was the very sharp rise in the price of oil from $96 at the beginning of the year to $140 as of June 30. The second was the continuing financial turmoil, heightened by defaults on home mortgages, substantial losses on exotic securities and declining house prices.

Given this background, it was somewhat surprising to us that economic growth continued in the first half, albeit at a slow pace. This was apparently the result of significant fiscal and monetary stimulus. The former came in the form of $50 billion of tax rebate checks which were mailed beginning in the spring. The latter came in the form of a continued reduction in the Fed funds rate by the Federal Reserve from 4.25% to 2%. While a gasoline price of $4 to $5 has stirred the ire of consumers, it doesn’t yet appear to have stopped them from spending money.

The stimulus referred to above has played a considerable role in keeping corporate profits quite strong. In part, this has been the result of an increasing dependence by U.S. multinationals on foreign earnings, which have been aided by the weakness of the dollar. The exception, of course, has been profits of financial institutions, which have been hit hard by credit problems. Our expectation is that several factors make it likely that the economy will continue to slow as we move through the rest of the year and into 2009.

As always, we focus intensively upon the fortunes and outlook of individual companies. Reflecting the dramatic rise in the price of oil, our energy stocks did extraordinarily well. On the other hand, financial stocks were extremely weak, reflecting the difficult credit conditions. While we had less exposure to this area than the broad market averages, we also had less exposure to the energy sector than the averages. The fund’s largest industry sector is technology stocks, which generally had a disappointing first half.

The bond portion of the portfolio lagged the Lehman Brothers U.S. Aggregate Index during the six months and showed a slightly negative return. In the early stages of this credit cycle, our research-driven approach to credit allowed us to avoid many of the problems in the investment pools of subprime mortgages. However, as the cycle developed, the financial pressures referred to above spread to other sectors of the fixed-income markets. Consequently, our holdings in the debt of financial companies and of higher rated mortgage-backed securities were affected negatively and hurt our results. As of June 30, the fund had 41% of the fixed-income portfolio in mortgage- and asset-backed securities, 36.5% in corporate bonds and 22.5% in government securities.

A diversified approach to investing lies at the core of American Balanced Fund. It is our policy to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. As of June 30, the fund had 63% in common stocks, 30% in bonds and 7% in cash, virtually unchanged from six months ago.

In this difficult environment, we continue to emphasize our disciplined approach to investing which has rewarded long-term investors in the fund.

Cordially,

/s/ Robert G. O’Donnell
Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ Gregory D. Johnson
Gregory D. Johnson
President

July 25, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, June 30, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type	Percent of net assets
Common stocks:	63%
Fixed-income securities:	30
Short-term securities & other assets less liabilities	7
[end pie chart]

		Market	Percent
		value	of net
Common stocks - 62.46%	Shares	(000)	assets

Information technology - 12.59%
International Business Machines Corp.	8,790,000	$ 1,041,879	1.89%
Oracle Corp. (1)	39,000,000	819,000	1.48
Cisco Systems, Inc. (1)	34,257,000	796,818	1.44
Microsoft Corp.	28,720,000	790,087	1.43
Nokia Corp. (ADR)	24,759,000	606,596	1.10
Yahoo Inc. (1)	25,059,000	517,719.94
Google Inc., Class A (1)	760,000	400,079.72
Intel Corp.	16,500,000	354,420.64
Hewlett-Packard Co.	7,500,000	331,575.60
Other securities		1,301,232	2.35
		6,959,405	12.59

Industrials - 8.90%
General Electric Co.	32,500,000	867,425	1.57
Northrop Grumman Corp.	8,735,000	584,372	1.06
FedEx Corp.	5,200,000	409,708.74
Caterpillar Inc.	5,400,000	398,628.72
Burlington Northern Santa Fe Corp.	3,000,000	299,670.54
United Technologies Corp.	4,630,000	285,671.52
Deere & Co.	3,750,000	270,488.49
Other securities		1,802,026	3.26
		4,917,988	8.90

Health care - 7.65%
Eli Lilly and Co.	13,102,000	604,788	1.09
Abbott Laboratories	8,500,000	450,245.81
Wyeth	8,800,000	422,048.76
Johnson & Johnson	5,200,000	334,568.61
Aetna Inc.	7,900,000	320,187.58
Roche Holding AG (2)	1,558,422	280,537.51
Medtronic, Inc.	5,400,000	279,450.51
Merck & Co., Inc.	7,227,200	272,393.49
Other securities		1,263,443	2.29
		4,227,659	7.65

Energy - 7.47%
Chevron Corp.	10,300,000	1,021,039	1.85
Schlumberger Ltd.	5,300,000	569,379	1.03
Occidental Petroleum Corp.	6,150,000	552,639	1.00
Exxon Mobil Corp.	6,100,000	537,593.97
Other securities		1,446,035	2.62
		4,126,685	7.47

Consumer staples - 7.21%
Wal-Mart Stores, Inc.	18,250,000	1,025,650	1.86
Walgreen Co.	17,650,000	573,802	1.04
Philip Morris International Inc.	10,350,000	511,186.92
Coca-Cola Co.	9,750,000	506,805.92
Kraft Foods Inc., Class A	10,500,000	298,725.54
Other securities		1,067,023	1.93
		3,983,191	7.21

Financials - 6.05%
Berkshire Hathaway Inc., Class A (1)	6,770	817,478	1.48
Wells Fargo & Co.	18,665,000	443,294.80
Citigroup Inc.	25,340,000	424,698.77
Fannie Mae	8,600,000	167,786.30
Freddie Mac	2,500,000	41,000.07
Other securities		1,449,815	2.63
		3,344,071	6.05

Consumer discretionary - 4.58%
Target Corp.	11,329,348	526,701.95
Time Warner Inc.	31,250,000	462,500.84
Lowe's Companies, Inc.	14,200,000	294,650.53
Other securities		1,245,916	2.26
		2,529,767	4.58

Telecommunication services - 3.09%
AT&T Inc.	25,062,500	844,356	1.53
Vodafone Group PLC (2)	110,312,500	325,142.59
Verizon Communications Inc.	8,500,000	300,900.54
Other securities		237,500.43
		1,707,898	3.09

Materials - 2.64%
Alcoa Inc.	11,000,000	391,820.71
E.I. du Pont de Nemours and Co.	8,500,000	364,565.66
Other securities		702,208	1.27
		1,458,593	2.64

Utilities - 0.90%
Exelon Corp.	5,500,000	494,780.90

Miscellaneous - 1.38%
Other common stocks in initial period of acquisition		764,301	1.38

Total common stocks (cost: $31,421,029,000)		34,514,338	62.46

		Market	Percent
		value	of net
Preferred stocks - 0.97%	Shares	(000)	assets

Financials - 0.81%
Fannie Mae:
Series O, 7.00% (3) (4)	805,000	38,162
Series E, 5.10%	108,000	3,692.07
Freddie Mac, Series V, 5.57%	334,000	5,926.01
Other securities		400,205.73
		447,985.81

U.S. government agency securities - 0.01%
Other securities		6,915.01

Miscellaneous - 0.15%
Other preferred stocks in initial period of acquisition		80,299.15

Total preferred stocks (cost: $650,277,000)		535,199.97

		Market	Percent
		value	of net
Convertible securities - 0.06%	Shares	(000)	assets

Financials - 0.06%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	150	9,000.02
Other securities		24,219.04

Total convertible securities (cost: $35,711,000)		33,219.06

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 29.98%	(000)	(000)	assets

Corporate bonds & notes - 10.94%
Financials - 4.32%
Citigroup Inc. 4.125%-8.40% 2010-2017 (4)	$ 86,050	83,520
Citigroup Capital XXI 8.30% 2077 (4)	44,800	42,417.23
Berkshire Hathaway Finance Corp. 4.60%-5.40% 2013-2018 (3)	33,500	33,475.06
Wells Fargo & Co. 4.375% 2013	18,250	17,690.03
Other securities		2,210,099	4.00
		2,387,201	4.32

Consumer discretionary - 1.33%
AOL Time Warner Inc. 6.875%-7.625% 2012-2031	75,065	76,710
Time Warner Inc. 2.915%-6.50% 2009-2036 (4)	56,210	51,714.23
Target Corp. 6.50%-7.00% 2037-2038	42,500	42,761.08
Other securities		564,497	1.02
		735,682	1.33

Telecommunication services - 1.22%
SBC Communications Inc. 4.125%-6.45% 2009-2034	129,300	127,895
BellSouth Capital Funding Corp. 7.875% 2030	51,500	57,042
AT&T Inc. 4.95%-6.50% 2013-2037	33,260	32,725
AT&T Wireless Services, Inc. 7.875%-8.125% 2011-2012	17,400	18,698
AT&T Corp. 8.00% 2031 (4)	15,000	17,269.46
Other securities		420,504.76
		674,133	1.22

Industrials - 1.03%
General Electric Capital Corp., Series A, 3.04%-5.625% 2013-2026 (4)	89,000	81,353
General Electric Co. 5.00%-5.25% 2013-2017	44,250	43,519.23
Other securities		443,074.80
		567,946	1.03

Other corporate bonds & notes - 3.04%
Oracle Corp. 5.75%-6.50% 2018-2038	30,500	30,602.06
Cisco Systems, Inc. 5.25% 2011	13,000	13,393.02
Other securities		1,635,309	2.96
		1,679,304	3.04

Total corporate bonds & notes		6,044,266	10.94

Mortgage-backed obligations (5) - 10.26%
Fannie Mae 0%-11.887% 2010-2047 (2) (4)	1,324,391	1,343,037	2.43
Freddie Mac:
6.00% 2038	496,970	501,999
0%-10.00% 2015-2037 (4)	527,915	521,201	1.85
Other securities		3,302,173	5.98
		5,668,410	10.26

Bonds & notes of U.S. government & government agencies - 6.72%
U.S. Treasury:
4.25% 2012	376,600	392,018
4.25% 2013	773,835	807,450
0.875%-9.25% 2008-2036 (2) (6)	1,470,315	1,651,814	5.16
Fannie Mae 3.00%-6.25% 2010-2029	289,150	299,324.54
Federal Home Loan Bank 5.125%-5.625% 2013-2016	219,800	221,494.40
Freddie Mac 4.875%-5.25% 2008-2011	174,575	181,812.33
Other securities		158,859.29
		3,712,771	6.72

Asset-backed obligations - 2.03%
Other securities		1,123,259	2.03

Municipals - 0.03%
Other securities		17,465.03

Total bonds & notes (cost: $17,175,516,000)		16,566,171	29.98

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.49%	(000)	(000)	assets

Federal Home Loan Bank 1.73%-2.55% due 7/11-9/4/2008	$ 854,288	851,974	1.54
Freddie Mac 1.72%-2.13% due 7/9-11/18/2008	374,200	372,702.67
Wells Fargo & Co. 2.35%-2.44% due 8/28-9/19/2008	212,700	211,803.38
Coca-Cola Co. 1.98%-2.16% due 7/14-9/19/2008 (3)	199,900	199,076.36
Fannie Mae 2.06%-2.07% due 7/23-8/6/2008	105,000	104,805.19
Wal-Mart Stores Inc. 2.12%-2.15% due 7/14-9/3/2008 (3)	74,500	74,312.13
Ciesco LLC 2.55%-2.59% due 7/21-7/30/2008 (3)	70,000	69,862.13
NetJets Inc. 1.98%-2.15% due 7/17-7/22/2008 (3)	50,000	49,937.09
U.S. Treasury Bills 1.81% due 9/25/2008	31,005	30,879.06
General Electric Capital Services, Inc. 2.53% due 7/16/2008	28,700	28,672.05
Other securities		2,146,590	3.89

Total short-term securities (cost: $4,141,785,000)		4,140,612	7.49

Total investment securities (cost: $53,424,318,000)		55,789,539	100.96
Other assets less liabilities		(527,466)	(.96)

Net assets		$55,262,073	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $1,518,063,000, which represented 2.75% of the net assets of the fund.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,317,919,000, which represented 7.81% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at June 30, 2008	(dollars in thousands)

Assets:
Investment securities at market (cost: $53,424,318)		$55,789,539
Cash		25,045
Receivables for:
Sales of investments	$84,774
Sales of fund's shares	71,174
Dividends and interest	229,094	385,042
		56,199,626
Liabilities:
Payables for:
Purchases of investments	721,418
Repurchases of fund's shares	174,954
Investment advisory services	10,058
Services provided by affiliates	28,577
Directors' deferred compensation	1,930
Other	616	937,553
Net assets at June 30, 2008		$55,262,073

Net assets consist of:
Capital paid in on shares of capital stock		$53,316,004
Undistributed net investment income		122,829
Accumulated net realized loss		(542,153)
Net unrealized appreciation		2,365,393
Net assets at June 30, 2008		$55,262,073

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (3,201,683 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$34,480,222	1,995,566	$17.28
Class B	4,705,927	273,252	17.22
Class C	5,451,643	316,824	17.21
Class F	1,232,627	71,356	17.27
Class 529-A	1,267,912	73,455	17.26
Class 529-B	317,516	18,403	17.25
Class 529-C	536,547	31,092	17.26
Class 529-E	79,605	4,614	17.25
Class 529-F	37,532	2,176	17.25
Class R-1	104,772	6,092	17.20
Class R-2	1,070,344	62,203	17.21
Class R-3	3,015,297	175,119	17.22
Class R-4	1,810,872	104,940	17.26
Class R-5	1,151,257	66,591	17.29
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $18.33 and $18.31, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,241)	$435,107
Interest	552,040	$987,147

Fees and expenses*:
Investment advisory services	68,579
Distribution services	119,573
Transfer agent services	23,607
Administrative services	13,569
Reports to shareholders	1,199
Registration statement and prospectus	786
Postage, stationery and supplies	2,309
Directors' compensation	125
Auditing and legal	28
Custodian	323
Other	122
Total fees and expenses before waiver	230,220
Less investment advisory services waiver	6,858
Total fees and expenses after waiver		223,362
Net investment income		763,785

Net realized loss and unrealized depreciation
on investments and currency:
Net realized loss on:
Investments	(521,582)
Currency transactions	(1,058)	(522,640)
Net unrealized (depreciation) appreciation on:
Investments	(5,446,274)
Currency translations	44	(5,446,230)
Net realized loss and unrealized depreciation
on investments and currency		(5,968,870)
Net decrease in net assets resulting from operations		$(5,205,085)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June	December
	30, 2008*	31, 2007
Operations:
Net investment income	$763,785	$1,475,279
Net realized (loss) gain on investments and
currency transactions	(522,640)	1,907,721
Net unrealized (depreciation) appreciation on investments
and currency translations	(5,446,230)	224,752
Net (decrease) increase in net assets resulting from operations	(5,205,085)	3,607,752

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gain	(801,778)	(1,451,530)
Distributions from net realized gain on investments	(440,270)	(1,345,066)
Total dividends and distributions paid to shareholders	(1,242,048)	(2,796,596)

Net capital share transactions	1,120,244	3,578,270

Total (decrease) increase in net assets	(5,326,889)	4,389,426

Net assets:
Beginning of period	60,588,962	56,199,536
End of period (including undistributed
net investment income: $122,829 and $160,822, respectively)	$55,262,073	$60,588,962

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                     unaudited

1.  Organization and significant accounting policies

Organization – American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The funds share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.  Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

3.  Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.;  and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2007, the fund had tax basis undistributed ordinary income of $161,588,000 and undistributed long-term capital gains of $430,670,000.

As of June 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,739,903
Gross unrealized depreciation on investment securities	(4,385,111)
Net unrealized appreciation on investment securities	2,354,792
Cost of investment securities	53,434,747

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2008			Year ended December 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$533,623	$275,039	$808,662	$980,332	$841,541	$1,821,873
Class B	55,496	38,720	94,216	103,910	120,134	224,044
Class C	62,406	44,051	106,457	111,310	135,314	246,624
Class F	19,353	9,931	29,284	35,297	30,506	65,803
Class 529-A	18,724	9,715	28,439	32,076	29,147	61,223
Class 529-B	3,458	2,495	5,953	5,949	7,601	13,550
Class 529-C	5,794	4,147	9,941	9,777	12,566	22,343
Class 529-E	1,067	615	1,682	1,829	1,853	3,682
Class 529-F	557	262	819	905	788	1,693
Class R-1	1,207	806	2,013	1,808	2,316	4,124
Class R-2	12,089	8,441	20,530	21,104	25,958	47,062
Class R-3	42,164	23,940	66,104	76,178	73,791	149,969
Class R-4	27,499	14,212	41,711	49,609	42,800	92,409
Class R-5	18,341	7,896	26,237	21,446	20,751	42,197
Total	$801,778	$440,270	$1,242,048	$1,451,530	$1,345,066	$2,796,596

4.  Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total investment advisory services fees waived by CRMC were $6,858,000. As a result, the fee shown on the accompanying financial statements of $68,579,000, which was equivalent to an annualized rate of 0.238%, was reduced to $61,721,000, or 0.214% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$43,402	$20,871	Not applicable	Not applicable	Not applicable
Class B	25,057	2,736	Not applicable	Not applicable	Not applicable
Class C	28,642	Included in administrative services	$3,971	$548	Not applicable
Class F	1,624		624	55	Not applicable
Class 529-A	1,398		609	96	$ 645
Class 529-B	1,641		156	41	164
Class 529-C	2,737		260	59	274
Class 529-E	204		38	6	41
Class 529-F	-		17	2	18
Class R-1	534		34	18	Not applicable
Class R-2	4,169		797	1,318	Not applicable
Class R-3	7,845		1,399	514	Not applicable
Class R-4	2,320		1,307	25	Not applicable
Class R-5	Not applicable		526	7	Not applicable
Total	$119,573	$23,607	$9,738	$2,689	$1,142

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $125,000, shown on the accompanying financial statements, includes $186,000 in current fees (either paid in cash or deferred) and a net decrease of $61,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2008 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$33,501,319
Level 2 – Other significant observable inputs	22,255,901	(*)
Level 3 – Significant unobservable inputs	32,319
Total	$55,789,539

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$190,135
Net sales	(3,810)
Net unrealized depreciation (†)	(9,590)
Net transfers out of Level 3	(144,416)
Ending value at 6/30/2008	$32,319

Net unrealized depreciation during the period on Level 3 investment securities held at 6/30/2008 (†)	$(1,183)

(*) Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

(†) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2008
Class A	$2,978,839	163,039	$775,581	42,599	$(3,244,120)	(177,983)	$510,300	27,655
Class B	185,770	10,221	89,736	4,941	(400,222)	(22,024)	(124,716)	(6,862)
Class C	451,202	24,804	100,330	5,527	(536,977)	(29,564)	14,555	767
Class F	190,744	10,434	25,431	1,397	(211,805)	(11,638)	4,370	193
Class 529-A	115,698	6,336	28,434	1,563	(55,297)	(3,026)	88,835	4,873
Class 529-B	17,810	976	5,952	327	(12,014)	(658)	11,748	645
Class 529-C	55,486	3,039	9,939	546	(34,822)	(1,907)	30,603	1,678
Class 529-E	7,317	400	1,682	93	(4,073)	(223)	4,926	270
Class 529-F	7,582	418	819	45	(2,845)	(155)	5,556	308
Class R-1	28,161	1,538	1,996	110	(17,447)	(963)	12,710	685
Class R-2	184,020	10,124	20,508	1,130	(177,668)	(9,772)	26,860	1,482
Class R-3	408,709	22,397	66,094	3,642	(409,636)	(22,472)	65,167	3,567
Class R-4	383,427	20,892	41,709	2,294	(272,464)	(14,929)	152,672	8,257
Class R-5	457,244	24,865	26,174	1,437	(166,760)	(9,246)	316,658	17,056
Total net increase
(decrease)	$5,472,009	299,483	$1,194,385	65,651	$(5,546,150)	(304,560)	$1,120,244	60,574

Year ended December 31, 2007
Class A	$6,267,912	319,127	$1,748,923	89,690	$(5,959,299)	(303,537)	$2,057,536	105,280
Class B	373,510	19,119	213,611	10,987	(665,658)	(33,984)	(78,537)	(3,878)
Class C	957,450	48,945	232,473	11,967	(936,681)	(47,906)	253,242	13,006
Class F	385,326	19,618	56,897	2,920	(333,445)	(16,953)	108,778	5,585
Class 529-A	241,270	12,306	61,208	3,142	(118,911)	(6,047)	183,567	9,401
Class 529-B	37,533	1,914	13,548	696	(23,976)	(1,219)	27,105	1,391
Class 529-C	116,281	5,933	22,339	1,147	(78,824)	(4,009)	59,796	3,071
Class 529-E	16,013	817	3,680	189	(9,624)	(489)	10,069	517
Class 529-F	10,236	520	1,692	87	(4,134)	(209)	7,794	398
Class R-1	42,100	2,162	4,088	211	(25,553)	(1,309)	20,635	1,064
Class R-2	398,589	20,383	47,034	2,421	(372,699)	(19,025)	72,924	3,779
Class R-3	890,243	45,588	149,941	7,716	(843,517)	(43,102)	196,667	10,202
Class R-4	687,095	35,181	92,401	4,745	(667,360)	(33,965)	112,136	5,961
Class R-5	634,082	32,339	42,053	2,156	(129,577)	(6,564)	546,558	27,931
Total net increase
(decrease)	$11,057,640	563,952	$2,689,888	138,074	$(10,169,258)	(518,318)	$3,578,270	183,708

(*) Includes exchanges between share classes of the fund.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, of $3,450,726,000 and $1,811,892,000, respectively, during the six months ended June 30, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2008	(5)	$19.31	$.26	$(1.88)	$(1.62)	$(.27)	$(.14)	$(.41)	$17.28	(8.49)%	$34,480.61%		(6)	.59%	(6)	2.83%	(6)
Year ended 12/31/2007		19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.60	37,999.60			.58		2.68
Year ended 12/31/2006		17.82	.47	1.61	2.08	(.47)	(.41)	(.88)	19.02	11.80	35,431.61			.58		2.57
Year ended 12/31/2005		18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.12	33,009.61			.59		2.31
Year ended 12/31/2004		17.29	.39	1.12	1.51	(.36)	(.44)	(.80)	18.00	8.92	29,162.63			.62		2.23
Year ended 12/31/2003		14.42	.37	2.87	3.24	(.37)	-	(.37)	17.29	22.82	19,951.67			.67		2.38
Class B:
Six months ended 6/30/2008	(5)	19.25	.19	(1.88)	(1.69)	(.20)	(.14)	(.34)	17.22	(8.86)	4,706	1.36	(6)	1.34	(6)	2.08	(6)
Year ended 12/31/2007		18.96	.38	.72	1.10	(.37)	(.44)	(.81)	19.25	5.83	5,391	1.35		1.32		1.94
Year ended 12/31/2006		17.77	.33	1.60	1.93	(.33)	(.41)	(.74)	18.96	10.95	5,386	1.36		1.33		1.82
Year ended 12/31/2005		17.95	.28	.15	.43	(.27)	(.34)	(.61)	17.77	2.37	5,180	1.36		1.34		1.56
Year ended 12/31/2004		17.24	.26	1.12	1.38	(.23)	(.44)	(.67)	17.95	8.15	4,849	1.37		1.37		1.48
Year ended 12/31/2003		14.38	.25	2.86	3.11	(.25)	-	(.25)	17.24	21.90	3,344	1.42		1.42		1.62
Class C:
Six months ended 6/30/2008	(5)	19.23	.18	(1.86)	(1.68)	(.20)	(.14)	(.34)	17.21	(8.83)	5,452	1.41	(6)	1.39	(6)	2.03	(6)
Year ended 12/31/2007		18.95	.37	.72	1.09	(.37)	(.44)	(.81)	19.23	5.73	6,078	1.40		1.37		1.89
Year ended 12/31/2006		17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	5,743	1.41		1.38		1.77
Year ended 12/31/2005		17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.30	5,582	1.42		1.40		1.51
Year ended 12/31/2004		17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.02	4,976	1.44		1.44		1.42
Year ended 12/31/2003		14.38	.24	2.87	3.11	(.25)	-	(.25)	17.24	21.84	2,968	1.48		1.48		1.55
Class F:
Six months ended 6/30/2008	(5)	19.31	.26	(1.89)	(1.63)	(.27)	(.14)	(.41)	17.27	(8.53)	1,233.60		(6)	.58	(6)	2.84	(6)
Year ended 12/31/2007		19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.61	1,374.59			.57		2.69
Year ended 12/31/2006		17.82	.48	1.60	2.08	(.47)	(.41)	(.88)	19.02	11.83	1,247.59			.57		2.59
Year ended 12/31/2005		18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.10	1,238.63			.61		2.30
Year ended 12/31/2004		17.29	.39	1.11	1.50	(.35)	(.44)	(.79)	18.00	8.88	1,110.67			.67		2.19
Year ended 12/31/2003		14.42	.36	2.88	3.24	(.37)	-	(.37)	17.29	22.79	659.69			.69		2.34
Class 529-A:
Six months ended 6/30/2008	(5)	19.29	.25	(1.88)	(1.63)	(.26)	(.14)	(.40)	17.26	(8.53)	1,268.68		(6)	.66	(6)	2.76	(6)
Year ended 12/31/2007		19.01	.51	.72	1.23	(.51)	(.44)	(.95)	19.29	6.47	1,323.68			.66		2.60
Year ended 12/31/2006		17.81	.47	1.60	2.07	(.46)	(.41)	(.87)	19.01	11.76	1,125.66			.63		2.53
Year ended 12/31/2005		17.99	.40	.15	.55	(.39)	(.34)	(.73)	17.81	3.06	907.67			.65		2.26
Year ended 12/31/2004		17.28	.38	1.12	1.50	(.35)	(.44)	(.79)	17.99	8.88	679.69			.68		2.18
Year ended 12/31/2003		14.41	.37	2.87	3.24	(.37)	-	(.37)	17.28	22.87	389.67			.67		2.36
Class 529-B:
Six months ended 6/30/2008	(5)	19.28	.18	(1.88)	(1.70)	(.19)	(.14)	(.33)	17.25	(8.89)	317	1.47	(6)	1.45	(6)	1.97	(6)
Year ended 12/31/2007		19.00	.36	.71	1.07	(.35)	(.44)	(.79)	19.28	5.64	342	1.47		1.44		1.81
Year ended 12/31/2006		17.80	.31	1.61	1.92	(.31)	(.41)	(.72)	19.00	10.87	311	1.48		1.45		1.70
Year ended 12/31/2005		17.99	.25	.14	.39	(.24)	(.34)	(.58)	17.80	2.15	265	1.51		1.49		1.41
Year ended 12/31/2004		17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	219	1.56		1.56		1.30
Year ended 12/31/2003		14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.74	137	1.58		1.58		1.44
Class 529-C:
Six months ended 6/30/2008	(5)	19.29	.18	(1.88)	(1.70)	(.19)	(.14)	(.33)	17.26	(8.89)	537	1.47	(6)	1.45	(6)	1.98	(6)
Year ended 12/31/2007		19.00	.36	.72	1.08	(.35)	(.44)	(.79)	19.29	5.70	567	1.47		1.44		1.82
Year ended 12/31/2006		17.81	.32	1.59	1.91	(.31)	(.41)	(.72)	19.00	10.81	501	1.47		1.44		1.71
Year ended 12/31/2005		17.99	.26	.14	.40	(.24)	(.34)	(.58)	17.81	2.22	418	1.50		1.48		1.42
Year ended 12/31/2004		17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	327	1.55		1.55		1.31
Year ended 12/31/2003		14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.76	193	1.57		1.57		1.46
Class 529-E:
Six months ended 6/30/2008	(5)	19.28	.23	(1.88)	(1.65)	(.24)	(.14)	(.38)	17.25	(8.66)	80.96		(6)	.94	(6)	2.48	(6)
Year ended 12/31/2007		19.00	.46	.71	1.17	(.45)	(.44)	(.89)	19.28	6.18	84.96			.94		2.32
Year ended 12/31/2006		17.80	.41	1.61	2.02	(.41)	(.41)	(.82)	19.00	11.44	73.96			.93		2.23
Year ended 12/31/2005		17.98	.35	.14	.49	(.33)	(.34)	(.67)	17.80	2.73	59.99			.97		1.93
Year ended 12/31/2004		17.28	.32	1.11	1.43	(.29)	(.44)	(.73)	17.98	8.44	45	1.04		1.03		1.83
Year ended 12/31/2003		14.41	.31	2.87	3.18	(.31)	-	(.31)	17.28	22.37	27	1.05		1.05		1.97

Class 529-F:
Six months ended 6/30/2008	(5)	$19.28	$.27	$(1.88)	$(1.61)	$(.28)	$(.14)	$(.42)	$17.25	(8.43)%	$37.46%		(6)	.44%	(6)	2.98%	(6)
Year ended 12/31/2007		19.00	.56	.71	1.27	(.55)	(.44)	(.99)	19.28	6.71	36.46			.44		2.82
Year ended 12/31/2006		17.80	.50	1.61	2.11	(.50)	(.41)	(.91)	19.00	11.99	28.46			.43		2.73
Year ended 12/31/2005		17.98	.42	.15	.57	(.41)	(.34)	(.75)	17.80	3.15	19.57			.55		2.35
Year ended 12/31/2004		17.27	.37	1.12	1.49	(.34)	(.44)	(.78)	17.98	8.78	14.79			.78		2.09
Year ended 12/31/2003		14.41	.35	2.86	3.21	(.35)	-	(.35)	17.27	22.63	7.80			.80		2.16
Class R-1:
Six months ended 6/30/2008	(5)	19.22	.19	(1.87)	(1.68)	(.20)	(.14)	(.34)	17.20	(8.81)	105	1.35	(6)	1.32	(6)	2.11	(6)
Year ended 12/31/2007		18.94	.37	.72	1.09	(.37)	(.44)	(.81)	19.22	5.74	104	1.40		1.37		1.89
Year ended 12/31/2006		17.75	.32	1.60	1.92	(.32)	(.41)	(.73)	18.94	10.91	82	1.41		1.39		1.77
Year ended 12/31/2005		17.94	.27	.13	.40	(.25)	(.34)	(.59)	17.75	2.24	62	1.45		1.42		1.49
Year ended 12/31/2004		17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.01	41	1.48		1.46		1.43
Year ended 12/31/2003		14.39	.24	2.86	3.10	(.25)	-	(.25)	17.24	21.77	16	1.52		1.48		1.50
Class R-2:
Six months ended 6/30/2008	(5)	19.23	.19	(1.87)	(1.68)	(.20)	(.14)	(.34)	17.21	(8.83)	1,070	1.38	(6)	1.36	(6)	2.06	(6)
Year ended 12/31/2007		18.95	.37	.71	1.08	(.36)	(.44)	(.80)	19.23	5.71	1,168	1.41		1.39		1.87
Year ended 12/31/2006		17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	1,079	1.45		1.39		1.77
Year ended 12/31/2005		17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.31	902	1.48		1.40		1.51
Year ended 12/31/2004		17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.05	648	1.55		1.42		1.45
Year ended 12/31/2003		14.39	.24	2.87	3.11	(.26)	-	(.26)	17.24	21.83	293	1.70		1.44		1.54
Class R-3:
Six months ended 6/30/2008	(5)	19.24	.23	(1.87)	(1.64)	(.24)	(.14)	(.38)	17.22	(8.59)	3,015.87		(6)	.85	(6)	2.57	(6)
Year ended 12/31/2007		18.96	.46	.72	1.18	(.46)	(.44)	(.90)	19.24	6.23	3,301.92			.90		2.36
Year ended 12/31/2006		17.77	.41	1.60	2.01	(.41)	(.41)	(.82)	18.96	11.44	3,059.92			.90		2.26
Year ended 12/31/2005		17.95	.36	.15	.51	(.35)	(.34)	(.69)	17.77	2.83	2,541.91			.89		2.02
Year ended 12/31/2004		17.25	.34	1.10	1.44	(.30)	(.44)	(.74)	17.95	8.52	1,828.97			.97		1.94
Year ended 12/31/2003		14.40	.31	2.85	3.16	(.31)	-	(.31)	17.25	22.27	563	1.05		1.05		1.94
Class R-4:
Six months ended 6/30/2008	(5)	19.28	.26	(1.87)	(1.61)	(.27)	(.14)	(.41)	17.26	(8.46)	1,811.64		(6)	.62	(6)	2.81	(6)
Year ended 12/31/2007		19.00	.52	.71	1.23	(.51)	(.44)	(.95)	19.28	6.50	1,865.65			.62		2.64
Year ended 12/31/2006		17.80	.47	1.60	2.07	(.46)	(.41)	(.87)	19.00	11.78	1,724.65			.62		2.53
Year ended 12/31/2005		17.99	.41	.13	.54	(.39)	(.34)	(.73)	17.80	3.03	1,441.65			.63		2.28
Year ended 12/31/2004		17.28	.39	1.11	1.50	(.35)	(.44)	(.79)	17.99	8.89	830.67			.66		2.23
Year ended 12/31/2003		14.41	.36	2.88	3.24	(.37)	-	(.37)	17.28	22.81	258.68			.68		2.28
Class R-5:
Six months ended 6/30/2008	(5)	19.32	.28	(1.88)	(1.60)	(.29)	(.14)	(.43)	17.29	(8.36)	1,151.34		(6)	.32	(6)	3.11	(6)
Year ended 12/31/2007		19.03	.58	.72	1.30	(.57)	(.44)	(1.01)	19.32	6.86	957.35			.33		2.94
Year ended 12/31/2006		17.83	.52	1.61	2.13	(.52)	(.41)	(.93)	19.03	12.08	411.35			.33		2.82
Year ended 12/31/2005		18.01	.46	.15	.61	(.45)	(.34)	(.79)	17.83	3.38	324.36			.34		2.57
Year ended 12/31/2004		17.30	.44	1.12	1.56	(.41)	(.44)	(.85)	18.01	9.21	246.37			.36		2.51
Year ended 12/31/2003		14.43	.41	2.87	3.28	(.41)	-	(.41)	17.30	23.16	127.38			.38		2.62

	Six months ended June 30,	Year ended December 31
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	18%	35%	34%	35%	25%	32%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$915.13	$2.81	.59%
Class A -- assumed 5% return	1,000.00	1,021.93	2.97	.59
Class B -- actual return	1,000.00	911.42	6.37	1.34
Class B -- assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class C -- actual return	1,000.00	911.67	6.61	1.39
Class C -- assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class F -- actual return	1,000.00	914.65	2.76	.58
Class F -- assumed 5% return	1,000.00	1,021.98	2.92	.58
Class 529-A -- actual return	1,000.00	914.73	3.14	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-B -- actual return	1,000.00	911.08	6.89	1.45
Class 529-B -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class 529-C -- actual return	1,000.00	911.14	6.89	1.45
Class 529-C -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class 529-E -- actual return	1,000.00	913.39	4.47	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-F -- actual return	1,000.00	915.70	2.10	.44
Class 529-F -- assumed 5% return	1,000.00	1,022.68	2.21	.44
Class R-1 -- actual return	1,000.00	911.86	6.27	1.32
Class R-1 -- assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class R-2 -- actual return	1,000.00	911.67	6.46	1.36
Class R-2 -- assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-3 -- actual return	1,000.00	914.05	4.05	.85
Class R-3 -- assumed 5% return	1,000.00	1,020.64	4.27	.85
Class R-4 -- actual return	1,000.00	915.37	2.95	.62
Class R-4 -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5 -- actual return	1,000.00	916.39	1.52	.32
Class R-5 -- assumed 5% return	1,000.00	1,023.27	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
June 30, 2008:	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–12.83%	5.34%	6.92%
Not reflecting CDSC	–8.48	5.66	6.92

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–9.39	5.61	4.91
Not reflecting CDSC	–8.52	5.61	4.91

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–7.80	6.44	5.74

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–13.17	5.13	4.54
Not reflecting maximum sales charge	–7.88	6.39	5.52

Class 529-B shares† — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–12.96	5.18	4.63
Not reflecting CDSC	–8.61	5.51	4.63

Class 529-C shares† — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–9.43	5.53	4.87
Not reflecting CDSC	–8.56	5.53	4.87

Class 529-E shares*† — first sold 3/5/02	–8.14	6.05	4.74

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–7.67	6.50	7.77

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2008, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
>American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-911-0808P

Litho in USA AGD/ALD/8077-S16784

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

June 30, 2008
unaudited

Common stocks — 62.46%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 12.59%
International Business Machines Corp.	8,790,000	$1,041,879
Oracle Corp.[1]	39,000,000	819,000
Cisco Systems, Inc.[1]	34,257,000	796,818
Microsoft Corp.	28,720,000	790,087
Nokia Corp. (ADR)	24,759,000	606,596
Yahoo! Inc.[1]	25,059,000	517,719
Google Inc., Class A1	760,000	400,079
Intel Corp.	16,500,000	354,420
Hewlett-Packard Co.	7,500,000	331,575
QUALCOMM Inc.	6,000,000	266,220
Corning Inc.	8,000,000	184,400
Agilent Technologies, Inc.[1]	5,000,000	177,700
EMC Corp.[1]	10,500,000	154,245
Automatic Data Processing, Inc.	2,750,000	115,225
Intuit Inc.[1]	4,000,000	110,280
Texas Instruments Inc.	3,000,000	84,480
Paychex, Inc.	2,500,000	78,200
Dell Inc.[1]	3,000,000	65,640
Motorola, Inc.	6,000,000	44,040
Nortel Networks Corp.[1]	2,535,000	20,802
		6,959,405

INDUSTRIALS — 8.90%
General Electric Co.	32,500,000	867,425
Northrop Grumman Corp.	8,735,000	584,372
FedEx Corp.	5,200,000	409,708
Caterpillar Inc.	5,400,000	398,628
Burlington Northern Santa Fe Corp.	3,000,000	299,670
United Technologies Corp.	4,630,000	285,671
Deere & Co.	3,750,000	270,488
Union Pacific Corp.	3,400,000	256,700
United Parcel Service, Inc., Class B	4,000,000	245,880
Parker Hannifin Corp.	3,000,000	213,960
Emerson Electric Co.	4,000,000	197,800
Boeing Co.	3,000,000	197,160
General Dynamics Corp.	2,100,000	176,820
Koninklijke Philips Electronics NV2	4,250,000	143,601
Tyco International Ltd.	3,460,000	138,538
Illinois Tool Works Inc.	2,700,000	128,277
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	103,290
		4,917,988

HEALTH CARE — 7.65%
Eli Lilly and Co.	13,102,000	604,788
Abbott Laboratories	8,500,000	450,245
Wyeth	8,800,000	422,048
Johnson & Johnson	5,200,000	334,568
Aetna Inc.	7,900,000	320,187
Roche Holding AG2	1,558,422	280,537
Medtronic, Inc.	5,400,000	279,450
Merck & Co., Inc.	7,227,200	272,393
Pfizer Inc	13,700,000	239,339
UnitedHealth Group Inc.	8,300,000	217,875
Bristol-Myers Squibb Co.	9,500,000	195,035
Amgen Inc.[1]	4,000,000	188,640
Schering-Plough Corp.	6,000,000	118,140
Stryker Corp.	1,800,000	113,184
CIGNA Corp.	3,000,000	106,170
AstraZeneca PLC (ADR)	2,000,000	85,060
		4,227,659

ENERGY — 7.47%
Chevron Corp.	10,300,000	1,021,039
Schlumberger Ltd.	5,300,000	569,379
Occidental Petroleum Corp.	6,150,000	552,639
Exxon Mobil Corp.	6,100,000	537,593
Royal Dutch Shell PLC, Class A (ADR)	2,550,000	208,360
Royal Dutch Shell PLC, Class B (ADR)	1,800,000	144,198
EnCana Corp.	2,500,000	229,228
TOTAL SA (ADR)	2,500,000	213,175
Diamond Offshore Drilling, Inc.	1,500,000	208,710
ConocoPhillips	1,650,000	155,744
Marathon Oil Corp.	3,000,000	155,610
Baker Hughes Inc.	1,500,000	131,010
		4,126,685

CONSUMER STAPLES — 7.21%
Wal-Mart Stores, Inc.	18,250,000	1,025,650
Walgreen Co.	17,650,000	573,802
Philip Morris International Inc.	10,350,000	511,186
Coca-Cola Co.	9,750,000	506,805
Kraft Foods Inc., Class A	10,500,000	298,725
PepsiCo, Inc.	3,800,000	241,642
Altria Group, Inc.	11,500,000	236,440
Avon Products, Inc.	5,700,000	205,314
H.J. Heinz Co.	2,750,000	131,587
Unilever NV (New York registered)	4,500,000	127,800
Anheuser-Busch Companies, Inc.	2,000,000	124,240
		3,983,191

FINANCIALS — 6.05%
Berkshire Hathaway Inc., Class A1	6,770	817,478
Wells Fargo & Co.	18,665,000	443,294
Citigroup Inc.	25,340,000	424,698
Bank of America Corp.	10,300,000	245,861
SunTrust Banks, Inc.	5,755,000	208,446
American Express Co.	5,000,000	188,350
Allstate Corp.	4,100,000	186,919
Fannie Mae	8,600,000	167,786
American International Group, Inc.	6,000,000	158,760
Marsh & McLennan Companies, Inc.	4,700,000	124,785
Lincoln National Corp.	2,650,000	120,098
Chubb Corp.	2,300,000	112,723
Société Générale[2]	550,000	47,377
Freddie Mac	2,500,000	41,000
Wachovia Corp.	2,526,800	39,241
Washington Mutual, Inc.	3,500,000	17,255
		3,344,071

CONSUMER DISCRETIONARY — 4.58%
Target Corp.	11,329,348	526,701
Time Warner Inc.	31,250,000	462,500
Lowe’s Companies, Inc.	14,200,000	294,650
Kohl’s Corp.[1]	6,100,000	244,244
Best Buy Co., Inc.	5,100,000	201,960
News Corp., Class A	12,700,000	191,008
Carnival Corp., units	4,916,100	162,035
Magna International Inc., Class A	1,750,000	103,670
Sony Corp.[2]	2,200,000	94,689
Macy’s, Inc.	4,500,000	87,390
CBS Corp., Class B	3,605,400	70,269
Gannett Co., Inc.	2,400,000	52,008
Home Depot, Inc.	1,650,000	38,643
		2,529,767

TELECOMMUNICATION SERVICES — 3.09%
AT&T Inc.	25,062,500	844,356
Vodafone Group PLC[2]	110,312,500	325,142
Verizon Communications Inc.	8,500,000	300,900
Sprint Nextel Corp., Series 1	25,000,000	237,500
		1,707,898

MATERIALS — 2.64%
Alcoa Inc.	11,000,000	391,820
E.I. du Pont de Nemours and Co.	8,500,000	364,565
Weyerhaeuser Co.	4,590,000	234,733
Bayer AG, non-registered shares[2]	2,000,000	168,089
Rohm and Haas Co.	2,912,000	135,233
Dow Chemical Co.	2,800,000	97,748
International Paper Co.	2,850,000	66,405
		1,458,593

UTILITIES — 0.90%
Exelon Corp.	5,500,000	494,780

MISCELLANEOUS — 1.38%
Other common stocks in initial period of acquisition		764,301

Total common stocks (cost: $31,421,029,000)		34,514,338

		Market value
Preferred stocks — 0.97%	Shares	(000)

FINANCIALS — 0.81%
Fannie Mae, Series O, 7.00%[3,4]	805,000	38,162
Fannie Mae, Series E, 5.10%	108,000	3,692
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[3,4]	107,000,000	47,592
Washington Mutual Preferred Funding Trust IV 9.75%[3,4]	18,000,000	14,195
BNP Paribas 7.195%[3,4]	57,500,000	52,143
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	6,000,000	6,265
Barclays Bank PLC 7.434%[3,4]	50,975,000	47,892
Bank of America Corp., Series K, 8.00% noncumulative[4]	23,500,000	22,052
AXA SA, Series B, 6.379%[3,4]	42,000,000	33,783
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,4]	32,456,000	27,605
QBE Capital Funding II LP 6.797%[3,4]	24,470,000	20,546
XL Capital Ltd., Series E, 6.50%[4]	25,035,000	16,924
Lloyds TSB Group PLC 6.267%[3,4]	19,100,000	15,259
ILFC E-Capital Trust II 6.25%[3,4]	17,930,000	14,987
Aspen Insurance Holdings Ltd. 7.401% noncumulative[4]	515,000	11,346
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	370,000	10,880
Freddie Mac, Series V, 5.57%	334,000	5,926
Standard Chartered PLC 6.409%[3,4]	12,400,000	9,966
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[3,4]	11,650,000	9,910
PNC Preferred Funding Trust I 6.517%[3,4]	12,000,000	9,576
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	300,000	7,098
ING Capital Funding Trust III 8.439% noncumulative[4]	6,750,000	6,824
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up3,4	5,000,000	6,149
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	5,500,000	5,564
CIT Group Inc., Series B, 5.189%	70,000	3,649
		447,985

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[3,4]	10,000,000	6,915

MISCELLANEOUS — 0.15%
Other preferred stocks in initial period of acquisition		80,299

Total preferred stocks (cost: $650,277,000)		535,199

	Shares or
Convertible securities — 0.06%	principal amount

FINANCIALS — 0.06%
Countrywide Financial Corp., Series A, 0.00% convertible debentures 2037[3,4]	$25,000,000	24,219
Fannie Mae, Series 2004-1, 5.375% convertible preferred	150	9,000

Total convertible securities (cost: $35,711,000)		33,219

	Principal amount	Market value
Bonds & notes — 29.98%	(000)	(000)

CORPORATE BONDS & NOTES — 10.94%
FINANCIALS — 4.32%
International Lease Finance Corp. 5.00% 2010	$5,000	$4,849
American General Finance Corp., Series J, 2.999% 2011[4]	10,000	9,220
International Lease Finance Corp. 5.00% 2012	10,000	8,684
International Lease Finance Corp., Series R, 5.40% 2012	7,500	6,737
International Lease Finance Corp., Series R, 5.625% 2013	10,000	8,752
American General Finance Corp., Series I, 5.85% 2013	2,500	2,207
International Lease Finance Corp. 5.875% 2013	12,100	10,806
International Lease Finance Corp., Series R, 5.65% 2014	16,000	13,916
American General Finance Corp., Series I, 5.40% 2015	7,500	6,374
American General Finance Corp., Series J, 6.50% 2017	19,000	16,717
American General Finance Corp., Series J, 6.90% 2017	15,500	13,532
American International Group, Inc. 8.175% 2058[3,4]	21,820	20,590
ILFC E-Capital Trust I 5.90% 2065[3,4]	4,500	3,645
American International Group, Inc., Series A-1, 6.25% 2087[4]	7,790	6,115
Citigroup Inc. 4.125% 2010	20,000	19,823
Citigroup Inc. 5.125% 2011	15,000	14,952
Citigroup Inc. 6.125% 2017	16,000	15,382
Citigroup Inc., Series E, 8.40% (undated)[4]	35,050	33,363
Citigroup Capital XXI 8.30% 2077[4]	44,800	42,417
Liberty Mutual Group Inc. 6.50% 2035[3]	19,845	15,670
Liberty Mutual Group Inc. 7.50% 2036[3]	25,350	22,228
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	4,505	3,605
Liberty Mutual Group Inc., Series C, 10.75% 2088[3,4]	34,095	32,716
Liberty Mutual Group Inc. 7.697% 2097[3]	22,180	18,871
JPMorgan Chase & Co. 4.891% 2015[4]	20,000	19,630
JPMorgan Chase Bank NA 6.00% 2017	5,000	4,866
Bear Stearns Companies Inc. 7.25% 2018	17,000	17,771
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,865	13,382
JPMorgan Chase & Co., Series I, 7.90% (undated)[4]	37,250	35,031
Metropolitan Life Global Funding I, 5.125% 2013[3]	12,000	11,829
MetLife Capital Trust IV 7.875% 2067[3,4]	4,500	4,422
MetLife Capital Trust X 9.25% 2068[3,4]	50,700	54,739
Westfield Group 5.70% 2016[3]	36,430	34,074
Westfield Group 7.125% 2018[3]	35,750	36,712
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	67,300	60,796
CIT Group Inc. 6.875% 2009	11,500	10,706
CIT Group Inc. 3.187% 2011[4]	5,000	4,082
CIT Group Inc. 7.625% 2012	21,000	17,470
CIT Group Inc. 5.40% 2013	31,000	23,592
CIT Group Inc. 6.10% 2067[4]	5,000	2,302
Countrywide Home Loans, Inc., Series M, 4.125% 2009	5,250	5,016
Countrywide Home Loans, Inc., Series H, 6.25% 2009	2,490	2,453
Countrywide Financial Corp., Series A, 4.50% 2010	8,975	8,356
Countrywide Home Loans, Inc., Series L, 4.00% 2011	3,500	3,188
Countrywide Financial Corp., Series B, 3.21% 2012[4]	15,000	13,594
Countrywide Financial Corp., Series B, 5.80% 2012	25,655	24,285
Hartford Financial Services Group, Inc. 6.30% 2018	9,000	9,007
Glen Meadow Pass-Through Trust 6.505% 2067[3,4]	36,750	31,211
Hartford Financial Services Group, Inc. 8.125% 2068[4]	12,250	11,942
Wachovia Corp. 5.50% 2013	15,000	14,371
Wachovia Bank NA 6.60% 2038	41,750	36,489
Washington Mutual, Inc. 5.55% 2010	15,000	13,881
Washington Mutual, Inc. 5.00% 2012	4,000	3,463
Washington Mutual Bank 3.115% 2013[4]	5,000	4,038
Washington Mutual, Inc. 5.95% 2013	3,500	2,908
Washington Mutual Bank, FA, Series 16, 5.125% 2015	31,175	24,036
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000	38,628
UniCredito Italiano SpA 6.00% 2017[2,3]	10,000	9,313
PRICOA Global Funding I 4.20% 2010[3]	11,000	10,976
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	13,682
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	19,500	22,730
Kimco Realty Corp. 6.00% 2012	2,750	2,680
Kimco Realty Corp., Series C, 4.82% 2014	13,000	11,845
Kimco Realty Corp., Series C, 5.783% 2016	14,000	12,933
Kimco Realty Corp. 5.70% 2017	21,180	19,455
CNA Financial Corp. 5.85% 2014	25,000	24,020
CNA Financial Corp. 6.50% 2016	16,000	15,446
CNA Financial Corp. 7.25% 2023	8,000	7,438
Developers Diversified Realty Corp. 3.875% 2009	7,500	7,412
Developers Diversified Realty Corp. 4.625% 2010	28,625	27,675
Developers Diversified Realty Corp. 5.50% 2015	13,000	11,619
Simon Property Group, LP 5.30% 2013	11,750	11,572
Simon Property Group, LP 5.75% 2015	2,500	2,430
Simon Property Group, LP 5.875% 2017	15,165	14,587
Simon Property Group, LP 6.125% 2018	18,500	18,030
MBNA Global Capital Funding, Series B, 3.673% 2027[4]	18,000	14,405
Bank of America Corp. 6.50% 2037	17,500	15,963
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[4]	15,000	14,198
American Express Bank 5.50% 2013	34,100	33,377
American Express Co. 6.15% 2017	10,000	9,784
Hospitality Properties Trust 6.85% 2012	2,000	1,921
Hospitality Properties Trust 6.75% 2013	14,720	13,996
Hospitality Properties Trust 6.30% 2016	6,500	5,762
Hospitality Properties Trust 6.70% 2018	21,025	18,089
Merrill Lynch & Co., Inc., 6.875% 2018	41,000	39,089
iStar Financial, Inc. 5.375% 2010	8,250	7,428
iStar Financial, Inc. 6.50% 2013	3,000	2,583
iStar Financial, Inc. 8.625% 2013	7,500	6,832
iStar Financial, Inc. 6.05% 2015	11,000	8,812
iStar Financial, Inc. 5.875% 2016	17,000	13,413
New York Life Global Funding 3.875% 2009[3]	13,500	13,531
New York Life Global Funding 5.25% 2012[3]	25,000	25,158
Monumental Global Funding 5.50% 2013[3]	12,000	12,018
Monumental Global Funding III 2.913% 2014[3,4]	29,000	25,830
Household Finance Corp. 6.75% 2011	5,000	5,200
Household Finance Corp. 6.375% 2012	13,000	13,343
HSBC Holdings PLC 6.50% 2037	17,200	15,728
Midland Bank 3.438% Eurodollar note (undated)[4]	4,000	2,660
Fifth Third Bancorp 8.25% 2038	9,000	7,308
Fifth Third Capital Trust IV 6.50% 2067[4]	50,500	29,324
ProLogis 5.50% 2012	15,000	14,660
ProLogis 5.625% 2015	13,030	12,260
ProLogis 6.625% 2018	8,830	8,714
Lincoln National Corp. 5.65% 2012	10,250	10,174
Lincoln National Corp. 7.00% 2066[4]	27,583	25,161
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	12,963
Allstate Corp., Series B, 6.125% 2067[4]	17,525	15,927
Allstate Corp., Series A, 6.50% 2067[4]	7,290	6,389
HBOS PLC 6.75% 2018[3]	34,050	32,622
HBOS PLC 6.657% (undated)[3,4]	3,000	2,107
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000	19,338
Santander Perpetual, SA Unipersonal 6.671% (undated)[3,4]	15,400	14,903
Berkshire Hathaway Finance Corp. 4.60% 2013[3]	21,000	20,958
Berkshire Hathaway Finance Corp. 5.40% 2018[3]	12,500	12,517
ERP Operating LP 4.75% 2009	6,730	6,677
ERP Operating LP 5.375% 2016	25,000	22,741
ERP Operating LP 5.75% 2017	4,000	3,698
Capital One Financial Corp. 2.976% 2009[4]	15,000	13,998
Capital One Financial Corp. 6.15% 2016	20,000	17,658
Principal Life Insurance Co. 3.20% 2009	14,000	13,949
Principal Life Insurance Co. 5.30% 2013	15,500	15,516
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	2,952
Mangrove Bay Pass Through Trust 6.102% 2033[2,3,4]	57,885	25,469
US Bank National Assn. 4.40% 2008	25,000	25,028
Lazard Group LLC 7.125% 2015	25,500	23,874
Goldman Sachs Group, Inc. 6.15% 2018	24,000	23,326
Capmark Financial Group Inc. 5.875% 2012	31,650	22,344
Capmark Financial Group Inc. 6.30% 2017	1,300	842
PNC Funding Corp. 3.099% 2014[4]	15,000	13,573
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	10,200	7,900
American Honda Finance Corp. 5.125% 2010[3]	20,500	21,132
Charles Schwab Corp., Series A, 6.375% 2017	10,000	9,978
Schwab Capital Trust I 7.50% 2037[4]	11,750	10,667
ACE INA Holdings Inc. 5.875% 2014	20,000	20,073
ZFS Finance (USA) Trust V 6.50% 2067[3,4]	21,590	18,874
Catlin Insurance Ltd. 7.249% (undated)[3,4]	25,135	18,373
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	18,021
Wells Fargo & Co. 4.375% 2013	18,250	17,690
Nationwide Financial Services, Inc. 6.75% 2067[4]	21,950	17,433
SLM Corp., Series A, 3.95% 2008	7,500	7,450
SLM Corp., Series A, 4.50% 2010	5,500	5,092
SLM Corp., Series A, 8.45% 2018	5,000	4,805
Assurant, Inc. 5.625% 2014	15,320	14,538
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	14,000	13,974
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	14,000	13,577
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,440
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,720
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000	12,922
Zions Bancorporation 5.50% 2015	412	329
Zions Bancorporation 6.00% 2015[2]	15,000	12,300
North Front Pass Through Trust 5.81% 2024[3,4]	10,000	9,293
Nationwide Mutual Insurance Co. 7.875% 2033[3]	3,425	3,305
Loews Corp. 6.00% 2035	14,000	12,482
Downey Financial Corp. 6.50% 2014	15,390	11,614
Chubb Corp. 6.375% 2067[4]	12,440	11,398
Standard Chartered Bank 6.40% 2017[3]	10,800	10,576
Sovereign Bancorp, Inc. 8.75% 2018	9,000	9,090
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	10,000	8,987
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[4]	12,975	8,573
ING Groep NV 5.775% (undated)[4]	10,300	8,561
Federal Realty Investment Trust 4.50% 2011	8,500	8,174
Silicon Valley Bank 5.70% 2012	8,000	7,450
Credit Agricole SA 6.637% (undated)[3,4]	8,000	6,766
City National Corp. 5.125% 2013	7,000	6,672
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	4,000	4,006
Genworth Financial, Inc. 6.15% 2066[4]	5,000	3,936
Ambac Financial Group, Inc. 6.15% 2087[4]	20,000	3,212
Bank of Nova Scotia 3.188% 2085[2,4]	4,000	2,480
Den Norske CreditBank 2.938% (undated)[4]	3,000	2,004
Canadian Imperial Bank of Commerce 3.188% Eurodollar note 2085[2,4]	1,600	960
		2,387,201

CONSUMER DISCRETIONARY — 1.33%
Time Warner Inc. 2.915% 2009[4]	10,000	9,721
AOL Time Warner Inc. 6.875% 2012	49,750	50,939
Time Warner Inc. 5.875% 2016	14,210	13,421
AOL Time Warner Inc. 7.625% 2031	25,315	25,771
Time Warner Inc. 6.50% 2036	32,000	28,572
Comcast Cable Communications, Inc. 6.875% 2009	3,000	3,082
Comcast Corp. 5.45% 2010	25,000	25,428
Comcast Corp. 5.85% 2015	13,000	12,746
TCI Communications, Inc. 8.75% 2015	2,670	3,022
Comcast Corp. 6.45% 2037	16,500	15,404
Comcast Corp. 6.95% 2037	34,250	33,792
Comcast Corp. 6.40% 2038	20,000	18,508
Time Warner Cable Inc. 6.75% 2018	55,370	55,838
Cox Communications, Inc. 4.625% 2010	25,000	24,871
Cox Communications, Inc. 7.75% 2010	15,000	15,814
Cox Communications, Inc. 5.45% 2014	15,500	14,915
Macy’s Retail Holdings, Inc. 7.875% 2015	17,000	17,147
Federated Retail Holdings, Inc. 5.90% 2016	31,890	27,747
Federated Retail Holdings, Inc. 6.375% 2037	12,025	9,287
Viacom Inc. 5.75% 2011	47,000	47,140
News America Holdings Inc. 9.25% 2013	17,500	20,070
News America Inc. 5.30% 2014	8,750	8,589
News America Inc. 6.65% 2037	17,500	17,142
Target Corp. 6.50% 2037	15,000	14,476
Target Corp. 7.00% 2038	27,500	28,285
Thomson Reuters Corp. 5.95% 2013	8,140	8,181
Thomson Reuters Corp. 6.50% 2018	31,875	31,820
Toll Brothers, Inc. 4.95% 2014	35,000	30,917
DaimlerChrysler North America Holding Corp. 7.75% 2011	7,930	8,425
DaimlerChrysler North America Holding Corp. 6.50% 2013	14,155	14,695
Omnicom Group Inc. 5.90% 2016	20,000	19,572
Johnson Controls, Inc. 5.50% 2016	18,000	17,294
McGraw-Hill Companies, Inc. 5.375% 2012	16,000	15,994
Seminole Tribe of Florida 5.798% 2013[3,5]	13,140	13,118
ERAC USA Finance Co. 7.00% 2037[3]	15,000	12,511
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500	9,642
J.C. Penney Corp., Inc. 5.75% 2018	10,400	9,296
Ryland Group, Inc. 5.375% 2012	2,750	2,490
		735,682

TELECOMMUNICATION SERVICES — 1.22%
SBC Communications Inc. 4.125% 2009	10,000	10,015
SBC Communications Inc. 6.25% 2011	15,000	15,520
AT&T Wireless Services, Inc. 7.875% 2011	12,170	12,965
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,733
AT&T Inc. 4.95% 2013	16,250	16,210
SBC Communications Inc. 5.10% 2014	15,000	14,723
SBC Communications Inc. 5.625% 2016	49,300	48,900
BellSouth Capital Funding Corp. 7.875% 2030	51,500	57,042
AT&T Corp. 8.00% 2031[4]	15,000	17,269
SBC Communications Inc. 6.45% 2034	40,000	38,737
AT&T Inc. 6.50% 2037	17,010	16,515
Verizon Global Funding Corp. 7.25% 2010	30,000	31,867
Verizon Communications Inc. 5.25% 2013	8,325	8,286
Verizon Communications Inc. 5.50% 2017	19,000	18,293
Verizon Communications Inc. 6.10% 2018	21,250	21,135
Verizon Global Funding Corp. 7.75% 2030	9,395	10,121
Verizon Communications Inc. 6.25% 2037	50,000	46,199
Verizon Communications Inc. 6.40% 2038	12,195	11,388
Verizon Communications Inc. 6.90% 2038	7,500	7,435
Nextel Communications, Inc., Series E, 6.875% 2013	54,913	46,434
Nextel Communications, Inc., Series D, 7.375% 2015	35,092	29,145
Sprint Capital Corp. 8.75% 2032	31,500	30,076
Telecom Italia Capital SA 5.25% 2015	38,425	35,216
Telecom Italia Capital SA 7.20% 2036	16,000	15,517
Telecom Italia Capital SA 7.721% 2038	31,500	32,103
British Telecommunications PLC 5.15% 2013	16,250	15,858
British Telecommunications PLC 5.95% 2018	19,500	18,675
Vodafone Group PLC 6.15% 2037	18,000	16,514
Singapore Telecommunications Ltd. 6.375% 2011[3]	10,000	10,431
CenturyTel, Inc., Series N, 6.00% 2017	9,500	8,567
Embarq Corp. 6.738% 2013	7,500	7,244
		674,133

INDUSTRIALS — 1.03%
General Electric Capital Corp., Series A, 4.80% 2013	24,000	23,537
General Electric Co. 5.00% 2013	20,000	20,164
General Electric Co. 5.25% 2017	24,250	23,355
General Electric Capital Corp., Series A, 3.04% 2018[4]	10,000	9,187
General Electric Capital Corp., Series A, 5.625% 2018	15,000	14,533
General Electric Capital Corp., Series A, 3.164% 2026[4]	40,000	34,096
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	5,000	4,625
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	3,085	3,000
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[5]	300	291
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	18,955	16,775
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	9,833	8,948
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	5,021	4,632
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	12,252	11,211
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,644	1,553
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	8,602	7,495
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	9,045	6,919
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	14,805	14,106
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	29,550	28,368
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	19,152	17,141
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	24,454	25,308
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,5]	17,048	17,516
Union Pacific Corp. 5.75% 2017	13,325	13,130
Union Pacific Corp. 5.70% 2018	29,150	28,500
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,995
John Deere Capital Corp., Series D, 4.125% 2010	10,000	10,017
John Deere Capital Corp., Series D, 4.50% 2013	16,000	15,817
Hutchison Whampoa International Ltd. 6.50% 2013[3]	31,500	31,958
CSX Corp. 5.75% 2013	7,670	7,526
CSX Corp. 6.25% 2015	5,990	6,018
CSX Corp. 6.15% 2037	17,645	14,838
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	5,655	5,178
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	5,040	4,863
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	3,000	2,745
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	13,650	13,104
Koninklijke Philips Electronics NV 5.75% 2018	23,500	23,066
Raytheon Co. 4.85% 2011	20,000	20,252
Norfolk Southern Corp. 5.75% 2018[3]	15,500	15,283
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	412	406
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	1,217	1,194
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[5]	14,777	12,236
Atlas Copco AB 5.60% 2017[3]	14,000	13,643
Caterpillar Financial Services Corp. 5.45% 2018	10,400	10,330
Canadian National Railway Co. 4.95% 2014	6,000	5,968
BNSF Funding Trust I 6.613% 2055[4]	6,175	5,599
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	1,447	1,520
		567,946

UTILITIES — 0.82%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,500	66,323
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,000	1,956
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	9,600	9,353
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	8,000	9,216
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	17,567
MidAmerican Energy Holdings Co. 5.75% 2018[3]	30,925	30,688
MidAmerican Energy Holdings Co. 6.125% 2036	9,750	9,393
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	5,066
Exelon Corp. 4.45% 2010	20,000	19,832
Exelon Generation Co., LLC 6.95% 2011	12,020	12,432
Exelon Generation Co., LLC 6.20% 2017	7,000	6,830
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 2.95% 2009[4]	15,000	14,904
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,790
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,494
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	19,346
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	15,350	15,064
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,000	13,031
E.ON International Finance BV 5.80% 2018[3]	24,450	24,030
Alabama Power Co., Series FF, 5.20% 2016	24,000	23,701
PSEG Power LLC 3.75% 2009	14,700	14,684
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	8,401
Veolia Environnement 5.25% 2013	16,500	16,502
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	15,160
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	15,114
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,520
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,067
Israel Electric Corp. Ltd. 7.25% 2019[3]	12,500	12,783
SP PowerAssets Ltd. 3.80% 2008[3]	11,500	11,515
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,836
Kern River Funding Corp. 4.893% 2018[3,5]	5,292	5,115
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	4,453	4,429
Constellation Energy Group, Inc. 6.125% 2009	2,515	2,551
		451,693

ENERGY — 0.77%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	41,183
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	9,485
Gaz Capital SA 8.146% 2018[3]	7,000	7,271
Gaz Capital SA 6.51% 2022[3]	27,495	24,746
Gaz Capital SA, Series 9, 6.51% 2022	20,000	18,000
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	4,930	4,940
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	22,000	20,577
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	20,000	16,984
Enbridge Energy Partners, LP 6.50% 2018[3]	12,250	12,325
Enbridge Energy Partners, LP 7.50% 2038[3]	12,250	12,839
Enbridge Energy Partners, LP 8.05% 2067[4]	17,520	16,328
TransCanada PipeLines Ltd. 6.35% 2067[4]	44,785	38,733
Enterprise Products Operating LLC 6.30% 2017	13,000	12,931
Enterprise Products Operating LP 6.875% 2033	25,000	24,618
Rockies Express Pipeline LLC 6.85% 2018[3]	28,750	29,153
Williams Companies, Inc. 7.875% 2021	15,850	16,880
Williams Companies, Inc. 8.75% 2032	6,025	6,869
Canadian Natural Resources Ltd. 5.70% 2017	19,690	19,323
Husky Energy Inc. 6.80% 2037	18,375	18,262
XTO Energy Inc. 6.25% 2017	14,500	14,674
Sunoco, Inc. 4.875% 2014	15,000	14,181
Devon Financing Corp. ULC 7.875% 2031	9,305	11,022
Marathon Oil Corp. 6.00% 2017	6,000	5,976
Marathon Oil Corp. 6.60% 2037	4,500	4,451
Enbridge Inc. 5.60% 2017	10,000	9,649
Polar Tankers, Inc. 5.951% 2037[3,5]	6,685	6,417
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,5]	5,111	5,078
		422,895

HEALTH CARE — 0.66%
Cardinal Health, Inc. 2.958% 2009[4]	23,000	22,595
Cardinal Health, Inc. 4.00% 2015	50,000	45,264
Cardinal Health, Inc. 5.80% 2016	27,500	26,958
Cardinal Health, Inc. 5.85% 2017	3,575	3,503
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	33,691
GlaxoSmithKline Capital Inc. 6.375% 2038	31,250	31,123
UnitedHealth Group 6.00% 2017	22,170	21,623
UnitedHealth Group Inc. 6.00% 2018	35,000	33,917
UnitedHealth Group Inc. 6.875% 2038	8,700	8,258
AstraZeneca PLC 5.40% 2012	15,250	15,610
AstraZeneca PLC 5.90% 2017	25,000	25,670
Hospira, Inc. 3.281% 2010[4]	10,000	9,699
Hospira, Inc. 5.55% 2012	14,120	13,883
Hospira, Inc. 6.05% 2017	6,700	6,477
Coventry Health Care, Inc. 6.30% 2014	16,500	15,574
Humana Inc. 6.45% 2016	14,200	13,795
Biogen Idec Inc. 6.00% 2013	13,500	13,410
Abbott Laboratories 5.60% 2017	9,670	9,772
Amgen Inc. 6.15% 2018	9,625	9,691
Aetna Inc. 5.75% 2011	3,500	3,623
		364,136

MATERIALS — 0.36%
ArcelorMittal 5.375% 2013[3]	27,750	27,406
ArcelorMittal 6.125% 2018[3]	29,425	28,724
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	28,689
International Paper Co. 7.40% 2014	23,250	23,233
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]	22,025	20,483
Stora Enso Oyj 7.25% 2036[3]	24,000	19,015
Rohm and Haas Co. 6.00% 2017	17,445	17,016
Nucor Corp. 5.00% 2013	10,000	10,040
Alcoa Inc. 5.55% 2017	10,000	9,379
Dow Chemical Co. 5.70% 2018	9,000	8,732
SCA Coordination Center NV 4.50% 2015[3]	6,750	6,103
		198,820

INFORMATION TECHNOLOGY — 0.32%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	46,500	47,810
Electronic Data Systems Corp. 7.45% 2029	16,594	18,283
KLA-Tencor Corp. 6.90% 2018	39,750	39,038
Oracle Corp. 5.75% 2018	15,500	15,515
Oracle Corp. 6.50% 2038	15,000	15,087
Hewlett-Packard Co. 4.50% 2013	20,000	19,829
Cisco Systems, Inc. 5.25% 2011	13,000	13,393
Western Union Co. 5.93% 2016	10,000	9,823
		178,778

CONSUMER STAPLES — 0.11%
CVS Corp. 6.036% 2028[3,5]	7,568	7,047
CVS Caremark Corp. 6.943% 2030[3,5]	12,899	12,432
Kroger Co. 6.40% 2017	15,150	15,479
Tyson Foods, Inc. 6.85% 2016[4]	16,795	15,346
Kraft Foods Inc. 6.875% 2038	13,000	12,678
		62,982

Total corporate bonds & notes		6,044,266

MORTGAGE-BACKED OBLIGATIONS[5] — 10.26%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	52,930	55,906
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	46,311
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,858
Fannie Mae 4.89% 2012	30,000	29,897
Fannie Mae 4.00% 2015	20,365	20,169
Fannie Mae 5.00% 2018	3,435	3,450
Fannie Mae 5.00% 2018	1,894	1,902
Fannie Mae 11.00% 2018	469	535
Fannie Mae 5.50% 2019	3,109	3,152
Fannie Mae 5.50% 2020	43,696	44,379
Fannie Mae 11.00% 2020	147	161
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	15,872	15,737
Fannie Mae 10.50% 2022	287	322
Fannie Mae, Series 2001-4, Class NA, 11.887% 2025[4]	415	467
Fannie Mae 6.00% 2026	21,488	21,868
Fannie Mae 6.00% 2027	19,311	19,605
Fannie Mae 8.50% 2027	93	102
Fannie Mae 8.50% 2027	70	76
Fannie Mae 8.50% 2027	40	44
Fannie Mae 8.50% 2027	32	35
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,008	1,073
Fannie Mae 7.50% 2030	168	179
Fannie Mae 7.50% 2030	54	58
Fannie Mae 7.50% 2031	252	269
Fannie Mae 7.50% 2031	181	192
Fannie Mae, Series 2001-20, Class D, 11.074% 2031[4]	110	126
Fannie Mae 5.50% 2032	3,725	3,698
Fannie Mae 5.50% 2033	117,139	116,150
Fannie Mae 5.50% 2033	45,527	45,142
Fannie Mae 5.50% 2033	34,450	34,159
Fannie Mae 5.50% 2033	25,647	25,406
Fannie Mae 5.50% 2033	4,302	4,265
Fannie Mae 5.50% 2035	22,001	21,767
Fannie Mae 5.50% 2035	15,443	15,299
Fannie Mae 6.50% 2035	18,029	18,714
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	6,956	5,177
Fannie Mae 5.50% 2036	31,988	31,608
Fannie Mae 5.50% 2036	4,042	3,994
Fannie Mae 5.50% 2036	3,779	3,734
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	17,644	18,179
Fannie Mae 6.00% 2036	8,348	8,444
Fannie Mae 6.50% 2036	14,390	14,743
Fannie Mae 5.636% 2037[4]	29,897	30,446
Fannie Mae 6.00% 2037	120,431	121,796
Fannie Mae 6.00% 2037	27,788	28,068
Fannie Mae 6.00% 2037[2]	27,257	27,173
Fannie Mae 6.50% 2037	68,607	70,290
Fannie Mae 6.50% 2037	26,401	27,049
Fannie Mae 6.50% 2037	10,640	10,961
Fannie Mae 6.50% 2037	4,744	4,861
Fannie Mae 6.50% 2037	3,027	3,101
Fannie Mae 7.00% 2037	48,286	50,293
Fannie Mae 7.00% 2037	46,988	49,323
Fannie Mae 7.00% 2037	17,775	18,514
Fannie Mae 7.00% 2037	13,371	13,926
Fannie Mae 7.00% 2037	13,347	13,901
Fannie Mae 7.00% 2037	9,450	9,843
Fannie Mae 7.00% 2037	6,020	6,270
Fannie Mae 6.00% 2038	77,780	78,564
Fannie Mae 6.50% 2038	60,000	61,810
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	723	757
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	661	675
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	914	962
Fannie Mae 6.50% 2047	9,837	10,023
Fannie Mae 6.50% 2047	5,806	5,916
Fannie Mae 6.50% 2047	4,334	4,416
Fannie Mae 6.50% 2047	3,376	3,440
Fannie Mae 6.50% 2047	3,182	3,243
Fannie Mae 6.50% 2047	2,764	2,817
Fannie Mae 6.50% 2047	1,341	1,367
Fannie Mae 7.00% 2047	8,119	8,411
Fannie Mae 7.00% 2047	4,825	4,999
Fannie Mae 7.00% 2047	3,366	3,487
Fannie Mae 7.00% 2047	3,362	3,483
Fannie Mae 7.00% 2047	3,022	3,131
Fannie Mae 7.00% 2047	2,742	2,841
Fannie Mae 7.00% 2047	1,709	1,770
Fannie Mae 7.00% 2047	1,554	1,609
Fannie Mae 7.00% 2047	710	735
Fannie Mae 7.00% 2047	399	414
Freddie Mac, Series 2310, Class B, 9.892% 2015[4]	166	171
Freddie Mac 10.00% 2018	354	397
Freddie Mac 8.50% 2020	269	288
Freddie Mac 8.50% 2020	22	24
Freddie Mac 5.00% 2023	32,981	32,622
Freddie Mac 5.00% 2023	29,893	29,567
Freddie Mac 5.00% 2023	24,310	24,045
Freddie Mac 5.00% 2023	22,173	21,932
Freddie Mac 5.00% 2023	13,093	12,951
Freddie Mac 5.00% 2023	11,699	11,572
Freddie Mac 5.00% 2023	11,113	10,992
Freddie Mac 5.00% 2023	10,000	9,891
Freddie Mac 5.00% 2023	8,738	8,642
Freddie Mac 5.00% 2023	6,528	6,456
Freddie Mac 5.00% 2023	608	601
Freddie Mac 5.50% 2023	25,370	25,554
Freddie Mac 5.50% 2023	20,307	20,455
Freddie Mac 5.50% 2023	12,770	12,863
Freddie Mac 6.00% 2026	24,520	24,955
Freddie Mac 6.00% 2026	17,764	18,079
Freddie Mac 6.00% 2026	13,873	14,119
Freddie Mac 6.50% 2027	4,376	4,513
Freddie Mac 6.50% 2027	1,723	1,777
Freddie Mac 6.50% 2027	1,525	1,573
Freddie Mac 6.50% 2028	3,466	3,575
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	3,677	3,727
Freddie Mac, Series 3061, Class PN, 5.50% 2035	16,146	16,353
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	19,989	15,227
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	14,160	10,775
Freddie Mac, Series 3233, Class PA, 6.00% 2036	34,606	35,359
Freddie Mac 5.442% 2037[4]	11,772	11,921
Freddie Mac, Series 3318, Class JT, 5.50% 2037	34,237	34,176
Freddie Mac 5.50% 2037	29,078	28,683
Freddie Mac, Series 3312, Class PA, 5.50% 2037	25,499	25,434
Freddie Mac 5.649% 2037[4]	4,762	4,827
Freddie Mac 5.726% 2037[4]	8,957	9,130
Freddie Mac, Series 3272, Class PA, 6.00% 2037	27,391	27,975
Freddie Mac 6.00% 2038	496,970	501,999
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	4,722	4,439
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	10,891	9,692
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,705	1,663
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,455	1,386
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,859	1,588
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,625	2,492
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	23,388	23,548
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,421	6,494
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,900	35,603
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	16,354	14,792
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	37,945	38,977
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	17,643	10,949
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,049
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675	21,306
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,391
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200	12,873
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,944
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,927
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,830
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	30,875	30,213
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,427	3,239
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020	28,808	27,734
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	18,655	16,194
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	10,376	8,665
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	20,863	17,918
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	16,279	15,300
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	15,468	15,153
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	13,409	12,752
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	15,057	12,620
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	20,270	17,844
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	10,931	8,472
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,638	6,622
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[4]	20,932	13,832
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	13,187	10,951
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.872% 2047[4]	34,948	25,314
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	7,222	6,824
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	14,601	13,646
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	23,714	21,506
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	34,108	28,483
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	30,171	27,468
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	29,245	27,519
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.252% 2036[4]	24,528	18,049
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	45,469	39,126
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	25,115	21,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	5,861	5,831
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	10,131	10,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,208	2,203
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,670
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[4]	63,000	62,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	7,357	7,090
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	14,178	14,084
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,048
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,901
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[4]	20,375	20,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	34,265	34,113
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.907% 2036[4]	107,341	89,512
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[4]	23,610	21,095
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	45,277	36,970
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037[4]	20,646	15,838
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	19,125	17,698
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	18,567	17,571
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	18,573	17,577
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[4]	3,101	3,025
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	14,883	14,396
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.108% 2035[4]	30,000	29,569
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.634% 2036[4]	22,000	18,083
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.652% 2036[4]	33,869	32,495
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,968
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	24,730	24,672
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[4]	65,575	64,926
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	34,140	33,802
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,519
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	25,784	25,732
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	50,455	48,380
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	83,495	86,071
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.137% 2036[4]	4,000	4,028
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	2,765	2,786
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	65,800	64,820
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	10,200	9,854
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	7,550	7,161
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	10,000	8,903
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.124% 2033[4]	2,938	2,891
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.332% 2034[4]	19,726	19,015
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.957% 2034[4]	13,270	12,916
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	17,965
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.949% 2035[4]	23,803	20,709
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.794% 2036[4]	14,924	12,789
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	66,012	57,645
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	24,198	21,809
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,429	8,331
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,557
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4]	20,000	19,097
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,664
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	18,300	17,647
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	20,000	18,346
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	12,000	10,420
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	32,200	26,868
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,479	19,957
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	50,992	52,222
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[4]	22,238	20,842
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	35,014	30,560
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.625% 2037[4]	27,120	20,680
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,464
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	42,123	43,204
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	23,175	22,942
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2,3]	22,800	22,483
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	31,000	30,600
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	15,000	14,382
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,181
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	37,463
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	17,217	16,972
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	15,744	14,799
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.733% 2033[4]	1,681	1,498
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.84% 2033[4]	9,866	9,717
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.611% 2035[4]	25,355	19,624
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.927% 2036[4]	14,212	11,513
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	38,732	35,696
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	18,229	16,199
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	16,250	16,138
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,3]	4,000	3,792
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	27,350	26,653
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	2,000	1,909
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	26,390	24,646
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	24,481	22,742
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	46,550	44,650
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	55,274	44,103
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	29,729	28,134
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	7,686	7,370
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	7,726	7,441
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	12,951	9,311
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	36,988	31,401
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.836% 2036[4]	13,093	10,773
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.874% 2036[4]	22,708	17,500
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[4]	15,479	12,236
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	6,089	5,762
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.878% 2037[4]	33,087	29,909
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,975
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	24,722	24,537
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	11,968	11,999
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	21,626	22,429
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	33,632	33,968
Bank of America 5.50% 2012[3]	32,500	33,754
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	32,500	33,015
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	20,315
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.915% (undated)[4]	13,000	12,170
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[4]	40,000	32,044
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31,940	31,410
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	5,424	5,133
Lehman Mortgage Trust, Series 2006-2, Class 4-A1, 5.00% 2036	13,233	12,688
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,269	13,457
Chase Mortgage Finance Trust, Series 2003-S4, Class II-A-1, 5.00% 2018	29,463	27,883
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	23,550	23,321
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.922% 2036[4]	29,079	21,912
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.37% 2030[4]	10,000	10,014
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	11,360
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,633	3,777
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,658
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.738% 2034[4]	7,435	8,101
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	6,668	6,736
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,949	1,928
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,460	15,920
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	14,000	14,975
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	17,159	14,329
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	4,736	4,774
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	8,997
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	1,942	1,988
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	8,132
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	10,407	9,380
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	8,615	8,641
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.641% 2036[4]	7,181	6,928
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	6,881	6,512
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	5,238	5,161
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[3,4]	1,075	1,073
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	6,083	6,115
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.887% 2036[4]	6,931	5,615
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	5,283	5,409
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[4]	4,293	4,050
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	3,440	3,586
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,460	3,193
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,090
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	2,980	3,001
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	1,822	1,856
Government National Mortgage Assn. 9.00% 2009	76	76
Government National Mortgage Assn. 10.00% 2020	332	377
Government National Mortgage Assn. 10.00% 2021	612	698
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,070	1,072
Morgan Stanley Capital I Trust, Series 2003-IQ5, Class C, 5.431% 2038[4]	1,200	1,067
		5,668,410

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.72%
U.S. Treasury 4.75% 2008	20,000	20,194
U.S. Treasury 3.625% 2009	10,000	10,135
U.S. Treasury 0.875% 2010[2,6]	22,675	23,077
U.S. Treasury 4.625% 2011	248,000	260,593
U.S. Treasury 5.00% 2011	25,000	26,408
U.S. Treasury 4.25% 2012	376,600	392,018
U.S. Treasury 4.875% 2012	210,000	223,173
U.S. Treasury 3.625% 2013	25,000	25,364
U.S. Treasury 4.25% 2013	773,835	807,450
U.S. Treasury 9.25% 2016	55,000	74,880
U.S. Treasury 4.50% 2017	215,500	224,525
U.S. Treasury 8.875% 2017	85,000	115,773
U.S. Treasury 7.875% 2021	34,000	45,350
U.S. Treasury 6.25% 2023	88,500	105,266
U.S. Treasury 2.375% 2025[2,6]	56,972	59,737
U.S. Treasury 6.875% 2025	104,750	133,507
U.S. Treasury 6.00% 2026	42,000	49,196
U.S. Treasury 5.50% 2028	140,000	156,330
U.S. Treasury 5.25% 2029	15,000	16,283
U.S. Treasury 4.50% 2036	82,565	82,023
Fannie Mae 3.00% 2010	114,150	113,566
Fannie Mae 5.25% 2012	100,000	100,972
Fannie Mae 6.25% 2029	75,000	84,786
Federal Home Loan Bank 5.125% 2013	75,000	78,175
Federal Home Loan Bank 5.625% 2016	144,800	143,319
Freddie Mac 4.875% 2008	14,575	14,650
Freddie Mac 5.25% 2011	160,000	167,162
Federal Agricultural Mortgage Corp. 4.25% 2008	64,500	64,612
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	40,000	41,236
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,273
CoBank ACB 7.875% 2018[3]	20,000	19,893
CoBank ACB 3.376% 2022[3,4]	23,425	18,634
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[5]	7,143	7,211
		3,712,771

ASSET-BACKED OBLIGATIONS[5] — 2.03%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	13,710	13,673
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	15,763	15,624
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	47,500	46,892
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	18,750	17,836
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	18,978
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,156
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	12,688
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	14,609
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	62,000	63,025
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	8,000	7,414
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	49,500	44,712
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[3]	1,664	1,633
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	2,423	2,421
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	15,431	15,484
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	9,000	8,969
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2,3]	9,000	5,850
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	13,918	12,815
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	5,364
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.515% 2034[4]	34,977	19,882
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.643% 2036[4]	19,000	16,826
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	25,000	23,605
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.521% 2015[3,4]	15,000	13,184
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	36,750	34,499
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	36,230	32,211
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	31,050	31,534
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	29,550	27,587
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	25,750	25,891
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	24,274
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	13,000	5,634
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	10,000	6,497
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[4]	24,000	11,892
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	22,221	21,725
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	4,819	4,834
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,245
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	6,465	5,930
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	9,942	8,206
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.083% 2033[4]	150	118
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	7,443	6,357
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	8,677	8,469
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	12,383	12,120
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.633% 2036[4]	20,000	13,244
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 2.633% 2036[4]	10,000	6,348
American Express Credit Account Master Trust, Series 2005-5, Class A, 2.511% 2013[4]	19,500	19,223
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	19,125	19,143
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	18,853	18,961
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	18,904	18,499
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 3.033% 2034[4]	21,811	18,268
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[3]	19,235	17,834
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	16,942	17,053
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	17,000	17,040
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	16,761
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	16,338	16,341
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[4]	18,000	16,162
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2,3]	17,000	15,640
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	14,225
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	7,337	6,888
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[2]	8,403	7,142
CWABS Asset-backed Certificates Trust, Series 2007-10, Class 2-A-2, 2.603% 2047[4]	15,000	13,627
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 2.521% 2014[4]	15,000	13,520
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.121% 2016[4]	14,000	12,922
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	12,343
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 2.983% 2034[4]	14,434	12,272
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	11,893
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 3.013% 2034[4]	14,117	11,437
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.782% 2019[2,3,4]	12,629	10,829
Structured Asset Securities Corp., Series 2007-BC3, Class 2-A2, 2.623% 2047[4]	10,800	9,308
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3,4]	9,263	9,047
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 2.583% 2037[4]	10,000	8,941
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	11,020	8,066
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 2.971% 2013[4]	7,000	6,817
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[4]	10,000	6,646
Home Equity Asset Trust, Series 2004-2, Class M-1, 3.013% 2034[4]	7,984	6,410
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.621% 2037[4]	12,497	6,025
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	5,567	5,335
CWABS, Inc., Series 2004-BC1, Class M-1, 2.983% 2034[4]	5,581	4,228
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	5,125	4,212
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[4]	3,000	2,459
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.283% 2034[4]	1,721	1,379
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.383% 2034[4]	1,663	844
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023[2]	1,331	1,264
		1,123,259

MUNICIPALS — 0.03%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	16,556	15,327
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,185	2,138
		17,465

Total bonds & notes (cost: $17,175,516,000)		16,566,171

Short-term securities — 7.49%

Federal Home Loan Bank 1.73%–2.55% due 7/11–9/4/2008	854,288	851,974
Freddie Mac 1.72%–2.13% due 7/9–11/18/2008	374,200	372,702
Park Avenue Receivables Co., LLC 2.55% due 8/14/2008[3]	125,000	124,545
JPMorgan Chase & Co. 2.50%–2.82% due 7/14–7/17/2008	121,400	121,267
Wells Fargo & Co. 2.35%–2.44% due 8/28–9/19/2008	212,700	211,803
Bank of America Corp. 2.615% due 7/9–10/1/2008	200,000	199,195
Coca-Cola Co. 1.98%–2.16% due 7/14–9/19/2008[3]	199,900	199,076
Procter & Gamble International Funding S.C.A. 2.00%–2.20% due 7/14–8/27/2008[3]	197,200	196,627
Walt Disney Co. 1.97% due 8/1–8/22/2008	150,000	149,567
John Deere Capital Corp. 2.02%–2.14% due 7/1–7/25/2008[3]	114,900	114,776
United Parcel Service Inc. 2.04% due 9/2–9/8/2008[3]	108,200	107,647
Fannie Mae 2.06%–2.07% due 7/23–8/6/2008	105,000	104,805
Honeywell International Inc. 2.00%–2.20% due 7/28–8/12/2008[3]	103,650	103,370
Paccar Financial Corp. 2.00%–2.20% due 7/17–9/18/2008	101,476	101,028
Union Bank of California, N.A. 2.50%–2.57% due 7/15–8/7/2008	100,000	99,992
Johnson & Johnson 2.05%–2.10% due 8/25–9/25/2008[3]	100,000	99,451
E.I. duPont de Nemours and Co. 2.08%–2.10% due 7/2–7/10/2008[3]	97,000	96,955
Abbott Laboratories 2.00%–2.22% due 7/22–8/5/2008[3]	88,000	87,840
Private Export Funding Corp. 2.12% due 7/28–8/18/2008[3]	80,400	80,192
Medtronic Inc. 2.15%–2.20% due 7/14–8/26/2008[3]	80,300	80,059
Wal-Mart Stores Inc. 2.12%–2.15% due 7/14–9/3/2008[3]	74,500	74,312
Ciesco LLC 2.55%–2.59% due 7/21–7/30/2008[3]	70,000	69,862
Harley-Davidson Funding Corp. 2.07%–2.10% due 7/25–8/11/2008[3]	68,000	67,857
Pfizer Inc 2.18% due 9/5/2008[3]	54,500	54,227
NetJets Inc. 1.98%–2.15% due 7/17–7/22/2008[3]	50,000	49,937
Variable Funding Capital Corp. 2.50% due 8/4/2008[3]	50,000	49,860
State Street Corp. 2.40% due 8/15/2008	50,000	49,828
HSBC Finance Corp. 2.30% due 7/14/2008	42,100	42,062
Eaton Corp. 2.20%–2.25% due 8/4–8/11/2008[3]	31,000	30,908
U.S. Treasury Bills 1.81% due 9/25/2008	31,005	30,879
General Electric Capital Services, Inc. 2.53% due 7/16/2008	28,700	28,672
Merck & Co. Inc. 2.14% due 8/15/2008	25,000	24,914
Kimberly-Clark Worldwide Inc. 2.15% due 7/14/2008[3]	23,200	23,181
Brown-Forman Corp. 2.20% due 9/2/2008[3]	21,700	21,596
Yale University 2.35% due 8/11/2008	19,700	19,646

Total short-term securities (cost: $4,141,785,000)		4,140,612

Total investment securities (cost: $53,424,318,000)		55,789,539
Other assets less liabilities		(527,466)

Net assets		$55,262,073

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,518,063,000, which represented 2.75% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,317,919,000, which represented 7.81% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-911-0808O-S15871

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: September 8, 2008

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: September 8, 2008